SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Segments [Line Items]
Cash and cash equivalents	$ 23,368	$ 33,376	$ 38,277
Other Investments	69	88
Accounts receivables	22,950	26,947
Inventories	13,589	14,894
Prepaid expenses	3,302	2,704
Non-current deposits	606	1,114
Non-current IVA receivable	2,048
Deferred income tax asset	7,136	9,147
Intangible assets	975
Right-of-use leased assets	1,337
Mineral property, plant and equipment	88,333	88,777
Total assets	163,713	177,047
Accounts payable and accrued liabilities	19,775	19,470
Income taxes payable	1,947	4,050
Loans payable	8,875
Lease obligations	1,238
Deferred lease inducement		217
Provision for reclamation and rehabilitation	8,403	8,195
Deferred income tax liability	682	335
Total liabilities	40,920	32,267
Corporate [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	13,065	14,477
Other Investments	69	88
Accounts receivables	1,068	176
Inventories	0	0
Prepaid expenses	905	1,666
Non-current deposits	76	76
Non-current IVA receivable	0
Deferred income tax asset	0	0
Intangible assets	28
Right-of-use leased assets	745
Mineral property, plant and equipment	380	573
Total assets	16,336	17,056
Accounts payable and accrued liabilities	6,729	6,045
Income taxes payable	368	1,028
Loans payable	774
Lease obligations	1,050
Deferred lease inducement		217
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	8,921	7,290
Exploration [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	855	765
Other Investments	0	0
Accounts receivables	2,568	1,924
Inventories	0	0
Prepaid expenses	1,029	75
Non-current deposits	0	0
Non-current IVA receivable	355
Deferred income tax asset	0	0
Intangible assets	160
Mineral property, plant and equipment	13,064	11,791
Total assets	18,031	14,555
Accounts payable and accrued liabilities	855	287
Income taxes payable	0	0
Loans payable	0
Lease obligations	0
Deferred lease inducement		0
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Total liabilities	855	287
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	7,372	3,947
Other Investments	0	0
Accounts receivables	4,574	9,386
Inventories	7,441	6,310
Prepaid expenses	619	706
Non-current deposits	305	308
Non-current IVA receivable	824
Deferred income tax asset	2,837	6,782
Intangible assets	269
Mineral property, plant and equipment	34,006	34,933
Total assets	58,247	62,372
Accounts payable and accrued liabilities	7,079	5,528
Income taxes payable	696	926
Loans payable	2,058
Lease obligations	0
Deferred lease inducement		0
Provision for reclamation and rehabilitation	2,182	2,128
Deferred income tax liability	0	0
Total liabilities	12,015	8,582
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	1,700	4,776
Other Investments	0	0
Accounts receivables	6,999	2,760
Inventories	2,426	3,736
Prepaid expenses	572	26
Non-current deposits	151	151
Non-current IVA receivable	0
Deferred income tax asset	4,299	1,549
Intangible assets	224
Right-of-use leased assets	175
Mineral property, plant and equipment	19,757	9,348
Total assets	36,303	22,346
Accounts payable and accrued liabilities	2,872	1,872
Income taxes payable	840	878
Loans payable	6,043
Lease obligations	188
Deferred lease inducement		0
Provision for reclamation and rehabilitation	1,848	1,805
Deferred income tax liability	513	36
Total liabilities	12,304	4,591
El Cubo [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	23	8,863
Other Investments	0	0
Accounts receivables	2,922	8,996
Inventories	1,628	2,939
Prepaid expenses	152	129
Non-current deposits	74	74
Non-current IVA receivable	869
Deferred income tax asset	0	816
Intangible assets	157
Right-of-use leased assets	417
Mineral property, plant and equipment	4,020	11,323
Total assets	9,845	33,140
Accounts payable and accrued liabilities	837	4,347
Income taxes payable	43	1,218
Lease obligations	0
Deferred lease inducement		0
Provision for reclamation and rehabilitation	4,249	4,148
Deferred income tax liability	0	0
Total liabilities	5,129	9,713
El Compas [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	353	548
Other Investments	0	0
Accounts receivables	4,819	3,705
Inventories	2,094	1,909
Prepaid expenses	25	102
Non-current deposits	0	505
Non-current IVA receivable	0
Deferred income tax asset	0	0
Intangible assets	137
Mineral property, plant and equipment	17,106	20,809
Total assets	24,951	27,578
Accounts payable and accrued liabilities	1,403	1,391
Income taxes payable	0	0
Lease obligations	0
Deferred lease inducement		0
Provision for reclamation and rehabilitation	124	114
Deferred income tax liability	169	299
Total liabilities	$ 1,696	$ 1,804